NON-CASH TRANSACTIONS (Details Narrative) - USD ($)	6 Months Ended
	Oct. 31, 2015	Oct. 31, 2014
Interest On Promissory Notes [Member]
Shares Issued, Shares	1,980,840
Shares Issued, Fair Value	$ 373,142
Interest On Second Promissory Notes [Member]
Shares Issued, Shares	286,845
Shares Issued, Fair Value	$ 54,035
Second Promissory Notes [Member]
Shares Issued, Shares	1,042,754
Shares Issued, Fair Value	$ 247,872
Warrants, Shares	1,042,754
Warrants, Fair Value	$ 130,347
Promissory Notes Interest [Member]
Shares Issued, Shares		741,233
Shares Issued, Fair Value		$ 152,701
Promissory Notes [Member]
Shares Issued, Shares		329,446
Shares Issued, Fair Value		$ 72,000
Warrants, Shares		329,446
Warrants, Fair Value		$ 44,601